Risk Management - Credit risk exposure by industries (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Financial Assets Credit Exposure By Industries [Line Items]
Total	₩ 396,559,830		₩ 393,116,368
Categories of financial assets [Abstract]
Loans and receivables	267,106,204	$ 250,235,337	258,392,633
Financial assets at FVTPL	5,795,774		5,573,739
AFS debt securities	13,229,244		16,541,888
HTM securities	16,749,296	$ 15,691,383	13,910,251
Derivative assets for hedging	59,272		140,577
Off balance sheet item [Abstract]
Off-balance sheet items	93,620,040		98,557,280
Service
Financial Assets Credit Exposure By Industries [Line Items]
Total	66,242,824		67,307,337
Categories of financial assets [Abstract]
Loans and receivables	47,192,641		46,040,278
Financial assets at FVTPL	100,766		77,198
AFS debt securities	707,737		1,092,279
HTM securities	1,348,754		1,673,971
Off balance sheet item [Abstract]
Off-balance sheet items	16,892,926		18,423,611
Manufacturing
Financial Assets Credit Exposure By Industries [Line Items]
Total	56,050,845		62,949,956
Categories of financial assets [Abstract]
Loans and receivables	34,502,509		35,652,974
Financial assets at FVTPL	83,239		360,881
AFS debt securities	37,719		57,781
Off balance sheet item [Abstract]
Off-balance sheet items	21,427,378		26,878,320
Finance and insurance
Financial Assets Credit Exposure By Industries [Line Items]
Total	71,094,693		69,732,303
Categories of financial assets [Abstract]
Loans and receivables	38,260,051		37,711,983
Financial assets at FVTPL	4,640,068		4,093,567
AFS debt securities	7,331,774		9,568,151
HTM securities	10,962,149		8,290,451
Derivative assets for hedging	59,272		140,577
Off balance sheet item [Abstract]
Off-balance sheet items	9,841,379		9,927,574
Construction
Financial Assets Credit Exposure By Industries [Line Items]
Total	7,882,046		8,750,546
Categories of financial assets [Abstract]
Loans and receivables	3,574,746		3,789,670
Financial assets at FVTPL	15,073		24,140
AFS debt securities	153,534		63,166
HTM securities	296,214		251,599
Off balance sheet item [Abstract]
Off-balance sheet items	3,842,479		4,621,971
Individuals
Financial Assets Credit Exposure By Industries [Line Items]
Total	170,023,881		159,163,281
Categories of financial assets [Abstract]
Loans and receivables	133,094,287		125,558,637
Financial assets at FVTPL	1,040		993
Off balance sheet item [Abstract]
Off-balance sheet items	36,928,554		33,603,651
Others
Financial Assets Credit Exposure By Industries [Line Items]
Total	25,265,541		25,212,945
Categories of financial assets [Abstract]
Loans and receivables	10,481,970		9,639,091
Financial assets at FVTPL	955,588		1,016,960
AFS debt securities	4,998,480		5,760,511
HTM securities	4,142,179		3,694,230
Off balance sheet item [Abstract]
Off-balance sheet items	₩ 4,687,324		₩ 5,102,153